Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $4.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.90%
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $476.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $546.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $404.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)